Organization and Operations - Summary of Effect of Correction on Financial Statements (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	$ 167,065	$ 233,224	$ 176,915	$ 138,723	$ 137,211	$ 169,474	$ 142,812	$ 104,746	$ 99,052	$ 686,073		$ 516,084		$ 426,717
Cost of sales (exclusive of depreciation and amortization shown separately below)	103,656	149,172	109,046	85,884	86,644	102,595	84,606	66,005	64,061	430,746		317,267		280,396
Selling, general, and administrative expenses	40,468	45,015	41,267	34,537	34,502	37,532	32,511	25,809	25,092	155,321		120,944		77,525
Depreciation and amortization	10,230	10,204	9,961	9,650	9,301	9,220	8,433	7,588		39,116		31,975		23,509
Total operating expenses	154,354	204,391	160,274	130,071	130,475	149,766	125,686	100,687		625,211		473,827		382,570
Income from operations	12,711	28,833	16,641	8,652	6,736	19,708	17,126	4,059		60,862		42,257		44,147
Income (loss) before income taxes	8,574	18,289	9,457	466	2,282	8,326	8,067	(3,514)		30,494		7,252		26,880
Income tax expense	1,429	2,770	1,906	192	563	655	22	589		5,432		1,266
Net income (loss)	7,145	15,519	7,551	274	1,719	7,671	8,045	(4,103)	(5,627)	25,062		5,986		26,880
Net income attributable to non-controlling interests	4,950	10,292	5,981	204	1,122	2,047				17,599		2,047
Net income (loss) attributable to Funko, Inc.	$ 2,195	$ 5,227	$ 1,570	70	$ 597	$ 5,624	8,045	(4,103)	$ (5,627)	$ 7,463		$ 3,939		26,880
Earnings per share of Class A common stock:
Basic	$ 0.08	$ 0.21	$ 0.07		$ 0.03	$ 0.04				$ 0.31	[1]	$ 0.04	[1]
Diluted	$ 0.08	$ 0.20	$ 0.06		$ 0.02	$ 0.04				$ 0.29	[1]	$ 0.04	[1]
Assets
Accounts receivable, net	$ 117,884	$ 148,627	$ 127,026	96,474	$ 88,616	$ 115,478	99,293	81,629		$ 148,627		$ 115,478
Inventory	75,888	86,622	82,254	64,153	74,401	79,587	79,356	58,078		86,622		79,587
Total current assets	233,253	260,639	245,158	190,034	194,137	224,520	217,632	184,031		260,639		224,520
Goodwill	125,152	116,078	116,237	116,312	116,758	114,162	110,525	109,781		116,078		114,162		$ 97,453
Intangible assets, net	233,018	233,645	237,518	241,337	245,465	250,649	254,391	257,991		233,645		250,649
Deferred tax asset	21,126	7,407	5,904	78	82	51				7,407		51
Total assets	692,989	666,340	653,182	594,816	601,512	634,078	625,735	591,736		666,340		634,078
Current liabilities:
Accrued royalties	28,359	39,020	31,494	19,351	18,858	25,546	25,697	16,297		39,020		25,546
Accrued expenses and other current liabilities	25,572	33,015	35,862	29,891	33,299	30,669	36,115	29,962		33,015		30,669
Total current liabilities	126,025	143,250	170,077	126,313	122,069	133,140	208,473	161,285		143,250		133,140
Deferred tax liability	23	5	65	123	588	512				5		512
Deferred rent and other long-term liabilities	5,558	6,623	5,924	4,802	4,549	3,964	3,438	3,464		6,623		3,964
Stockholders' equity:
Additional paid-in-capital	165,954	146,154	142,172	131,370	130,038	129,066	292,043	291,460		146,154		129,066
Accumulated other comprehensive income	104	(167)	167	211	1,308	806	1,365	775		(167)		806
Retained earnings	10,912	8,717	3,490	1,921	1,851	1,254	(128,761)	(136,807)		8,717		1,254
Total stockholders' equity attributable to Funko, Inc. / members' equity	176,975	154,708	145,833	133,506	133,201	131,130	164,647	155,428		154,708		131,130
Non-controlling interests	117,407	138,546	129,071	131,857	141,008	150,162				138,546		150,162
Total stockholders' / members' equity	294,382	293,254	274,904	265,363	274,209	281,292	164,647	155,428		293,254		281,292
Total liabilities and stockholders' equity	692,989	666,340	653,182	594,816	601,512	634,078	625,735	591,736		666,340		634,078
As Reported [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	166,800	233,224	176,915	138,723	137,211	169,474	142,812	104,746
Cost of sales (exclusive of depreciation and amortization shown separately below)	103,268	147,526	108,898	85,717	85,921	102,926	84,387	66,005		428,062		317,379
Selling, general, and administrative expenses	40,818	45,015	41,267	34,229	34,810	37,532	32,511	25,809
Depreciation and amortization	10,093	10,204	9,961	9,650	9,301	9,220	8,433	7,588
Total operating expenses	154,179	202,745	160,126	129,596	130,060	150,097	125,467	100,687		622,527		473,939
Income from operations	12,621	30,479	16,789	9,127	7,151	19,377	17,345	4,059		63,546		42,145
Income (loss) before income taxes	8,484	19,935	9,605	941	2,697	7,995	8,286	(3,514)		33,178		7,140
Income tax expense	1,414	2,818	1,519	70	460	494	22	1,024		4,867		1,540
Net income (loss)	7,070	17,117	8,086	871	2,237	7,501	8,264	(4,538)		28,311		5,600
Net income attributable to non-controlling interests	4,910	11,107	6,056	454	1,338	1,875				18,955		1,875
Net income (loss) attributable to Funko, Inc.	$ 2,160	$ 6,010	$ 2,030	$ 417	$ 899	$ 5,626	8,264	(4,538)		$ 9,356		$ 3,725
Earnings per share of Class A common stock:
Basic	$ 0.08	$ 0.24	$ 0.09	$ 0.02	$ 0.04	$ 0.04				$ 0.39		$ 0.04
Diluted	$ 0.08	$ 0.23	$ 0.08	$ 0.01	$ 0.04	$ 0.04				$ 0.37		$ 0.04
Assets
Accounts receivable, net	$ 117,618	$ 148,627	$ 127,026	$ 96,474	$ 88,616	$ 115,478	99,293	81,629		$ 148,627		$ 115,478
Inventory	75,396	86,622	81,206	63,591	73,950	79,082	78,836	57,982		86,622		79,082
Total current assets	232,495	260,639	244,110	189,472	193,686	224,015	217,112	183,935		260,639		224,015
Goodwill	121,892	112,818	112,977	113,052	113,498	110,902	107,265	106,521		112,818		110,902
Intangible assets, net	233,155	233,645	237,518	241,337	245,465	250,649	254,391	257,991		233,645		250,649
Deferred tax asset	21,081	7,346	5,795	78	82	51				7,346		51
Total assets	689,063	663,019	648,765	590,994	597,801	630,313	621,955	588,380		663,019		630,313
Current liabilities:
Accrued royalties	28,359	39,020	31,494	19,351	18,858	25,969	25,380	16,297		39,020		25,969
Accrued expenses and other current liabilities	19,647	27,621	31,066	25,730	29,726	27,032	32,871	27,044		27,621		27,032
Total current liabilities	120,100	137,856	165,281	122,152	118,496	129,926	204,912	158,367		137,856		129,926
Deferred tax liability	23	5	65	259	689	588				5		588
Deferred rent and other long-term liabilities	4,519	5,583	4,789	4,027	3,929	3,474	3,438	3,464		5,583		3,474
Stockholders' equity:
Additional paid-in-capital	166,208	146,408	142,426	131,624	130,292	129,320	292,043	291,460		146,408		129,320
Accumulated other comprehensive income	100	(171)	163	207	1,304	802	1,361	771		(171)		802
Retained earnings	12,557	10,397	4,387	2,357	1,940	1,041	(128,976)	(137,241)		10,397		1,041
Total stockholders' equity attributable to Funko, Inc. / members' equity	178,870	156,638	146,980	134,192	133,540	131,167	164,428	154,990		156,638		131,167
Non-controlling interests	118,550	139,728	129,438	132,149	141,050	149,988				139,728		149,988
Total stockholders' / members' equity	297,420	296,366	276,418	266,341	274,590	281,155	164,428	154,990		296,366		281,155
Total liabilities and stockholders' equity	689,063	663,019	648,765	590,994	597,801	630,313	621,955	588,380		663,019		630,313
Adjustment [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	265
Cost of sales (exclusive of depreciation and amortization shown separately below)	388	1,646	148	167	723	(331)	219			2,684		(112)
Selling, general, and administrative expenses	(350)			308	(308)
Depreciation and amortization	137
Total operating expenses	175	1,646	148	475	415	(331)	219			2,684		(112)
Income from operations	90	(1,646)	(148)	(475)	(415)	331	(219)			(2,684)		112
Income (loss) before income taxes	90	(1,646)	(148)	(475)	(415)	331	(219)			(2,684)		112
Income tax expense	15	(48)	387	122	103	161		(435)		565		(274)
Net income (loss)	75	(1,598)	(535)	(597)	(518)	170	(219)	435		(3,249)		386
Net income attributable to non-controlling interests	40	(815)	(75)	(250)	(216)	172				(1,356)		172
Net income (loss) attributable to Funko, Inc.	35	$ (783)	$ (460)	$ (347)	$ (302)	(2)	(219)	435		$ (1,893)		214
Earnings per share of Class A common stock:
Basic		$ (0.03)	$ (0.02)	$ (0.02)	$ (0.01)					$ (0.08)
Diluted		$ (0.03)	$ (0.02)	$ (0.01)	$ (0.02)					$ (0.08)
Assets
Accounts receivable, net	266
Inventory	492		$ 1,048	$ 562	$ 451	505	520	96				505
Total current assets	758		1,048	562	451	505	520	96				505
Goodwill	3,260	$ 3,260	3,260	3,260	3,260	3,260	3,260	3,260		$ 3,260		3,260
Intangible assets, net	(137)
Deferred tax asset	45	61	109							61
Total assets	3,926	3,321	4,417	3,822	3,711	3,765	3,780	3,356		3,321		3,765
Current liabilities:
Accrued royalties						(423)	317					(423)
Accrued expenses and other current liabilities	5,925	5,394	4,796	4,161	3,573	3,637	3,244	2,918		5,394		3,637
Total current liabilities	5,925	5,394	4,796	4,161	3,573	3,214	3,561	2,918		5,394		3,214
Deferred tax liability				(136)	(101)	(76)						(76)
Deferred rent and other long-term liabilities	1,039	1,040	1,135	775	620	490				1,040		490
Stockholders' equity:
Additional paid-in-capital	(254)	(254)	(254)	(254)	(254)	(254)				(254)		(254)
Accumulated other comprehensive income	4	4	4	4	4	4	4	4		4		4
Retained earnings	(1,645)	(1,680)	(897)	(436)	(89)	213	215	434		(1,680)		213
Total stockholders' equity attributable to Funko, Inc. / members' equity	(1,895)	(1,930)	(1,147)	(686)	(339)	(37)	219	438		(1,930)		(37)
Non-controlling interests	(1,143)	(1,182)	(367)	(292)	(42)	174				(1,182)		174
Total stockholders' / members' equity	(3,038)	(3,112)	(1,514)	(978)	(381)	137	219	438		(3,112)		137
Total liabilities and stockholders' equity	3,926	3,321	4,417	3,822	3,711	3,765	3,780	3,356		3,321		3,765
Revised [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net sales	167,065	233,224	176,915	138,723	137,211	169,474	142,812	104,746
Cost of sales (exclusive of depreciation and amortization shown separately below)	103,656	149,172	109,046	85,884	86,644	102,595	84,606	66,005
Selling, general, and administrative expenses	40,468	45,015	41,267	34,537	34,502	37,532	32,511	25,809
Depreciation and amortization	10,230	10,204	9,961	9,650	9,301	9,220	8,433	7,588
Total operating expenses	154,354	204,391	160,274	130,071	130,475	149,766	125,686	100,687
Income from operations	12,711	28,833	16,641	8,652	6,736	19,708	17,126	4,059
Income (loss) before income taxes	8,574	18,289	9,457	466	2,282	8,326	8,067	(3,514)
Income tax expense	1,429	2,770	1,906	192	563	655	22	589
Net income (loss)	7,145	15,519	7,551	274	1,719	7,671	8,045	(4,103)
Net income attributable to non-controlling interests	4,950	10,292	5,981	204	1,122	2,047
Net income (loss) attributable to Funko, Inc.	$ 2,195	$ 5,227	$ 1,570	70	$ 597	$ 5,624	8,045	(4,103)
Earnings per share of Class A common stock:
Basic	$ 0.08	$ 0.21	$ 0.07		$ 0.03	$ 0.04
Diluted	$ 0.08	$ 0.20	$ 0.06		$ 0.02	$ 0.04
Assets
Accounts receivable, net	$ 117,884	$ 148,627	$ 127,026	96,474	$ 88,616	$ 115,478	99,293	81,629		148,627		115,478
Inventory	75,888	86,622	82,254	64,153	74,401	79,587	79,356	58,078		86,622		79,587
Total current assets	233,253	260,639	245,158	190,034	194,137	224,520	217,632	184,031		260,639		224,520
Goodwill	125,152	116,078	116,237	116,312	116,758	114,162	110,525	109,781		116,078		114,162
Intangible assets, net	233,018	233,645	237,518	241,337	245,465	250,649	254,391	257,991		233,645		250,649
Deferred tax asset	21,126	7,407	5,904	78	82	51				7,407		51
Total assets	692,989	666,340	653,182	594,816	601,512	634,078	625,735	591,736		666,340		634,078
Current liabilities:
Accrued royalties	28,359	39,020	31,494	19,351	18,858	25,546	25,697	16,297		39,020		25,546
Accrued expenses and other current liabilities	25,572	33,015	35,862	29,891	33,299	30,669	36,115	29,962		33,015		30,669
Total current liabilities	126,025	143,250	170,077	126,313	122,069	133,140	208,473	161,285		143,250		133,140
Deferred tax liability	23	5	65	123	588	512				5		512
Deferred rent and other long-term liabilities	5,558	6,623	5,924	4,802	4,549	3,964	3,438	3,464		6,623		3,964
Stockholders' equity:
Additional paid-in-capital	165,954	146,154	142,172	131,370	130,038	129,066	292,043	291,460		146,154		129,066
Accumulated other comprehensive income	104	(167)	167	211	1,308	806	1,365	775		(167)		806
Retained earnings	10,912	8,717	3,490	1,921	1,851	1,254	(128,761)	(136,807)		8,717		1,254
Total stockholders' equity attributable to Funko, Inc. / members' equity	176,975	154,708	145,833	133,506	133,201	131,130	164,647	155,428		154,708		131,130
Non-controlling interests	117,407	138,546	129,071	131,857	141,008	150,162				138,546		150,162
Total stockholders' / members' equity	294,382	293,254	274,904	265,363	274,209	281,292	164,647	155,428		293,254		281,292
Total liabilities and stockholders' equity	$ 692,989	$ 666,340	$ 653,182	$ 594,816	$ 601,512	$ 634,078	$ 625,735	$ 591,736		$ 666,340		$ 634,078

[1]	Basic and diluted earnings per Class A common stock is applicable only for the period after the Company’s IPO. See Note 18, Earnings Per Share.